Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock And Deferred Compensation [Member]	Shares Acquired By ESOP [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Balance at Dec. 31, 2016	$ 42,641	$ 5,425	$ 18,024	$ (1,926)	$ (911)	$ 22,483	$ (454)
Net income	3,546	0	0	0	0	3,546	0
Other comprehensive income (loss)	34	0	0	0	0	0	34
Cash dividends - per share	(2,769)	0	0	0	0	(2,769)	0
Shares purchased for deferred compensation plan	0	0	(209)	209	0	0	0
Expense related to share-based compensation plans	163	0	163	0	0	0	0
Restricted stock activity	0	10	(10)	0	0	0	0
Amortization of ESOP	280	0	52	0	228	0	0
Balance at Dec. 31, 2017	43,895	5,435	18,020	(1,717)	(683)	23,260	(420)
Net income	4,282	0	0	0	0	4,282	0
Other comprehensive income (loss)	410	0	0	0	0	0	410
Shares purchased for deferred compensation plan	4,711	367	4,344
Cash dividends - per share	(3,221)	0	0	0	0	(3,221)	0
Shares purchased for deferred compensation plan	0	0	30	(30)	0	0	0
Expense related to share-based compensation plans	287	0	287	0	0	0	0
Restricted stock activity	0	125	(125)	0	0	0	0
Amortization of ESOP	279	0	0	0	279	0	0
Balance at Dec. 31, 2018	$ 50,643	$ 5,927	$ 22,556	$ (1,747)	$ (404)	$ 24,321	$ (10)